Gross and Net Realized Investment Gains (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment gains/losses [Line Items]
OTTI		$ (241)	$ (169)
Realized investment gains, net	77	829	14,502
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	277	2,324	14,894
Gross losses on sales	(206)	(1,286)	(223)
OTTI		(241)	(169)
Other	6	32
Realized investment gains, net	$ 77	$ 829	$ 14,502